Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision For Income Taxes
The provision for income taxes consisted of the following (in thousands):

	Years Ended December 31,
	2022	2021	2020
Current:
Federal	$—	$—	$—
State	27	3	3
Foreign	—	—	—

Total current	$27	$3	$3

Deferred:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—

Total deferred	—	—	—

Total provision	$27	$3	$3

Schedule of Reconciliation of Effective Income Tax Rate
The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Statutory federal income tax	$(6,184)	$(1,918)	$(1,454)
State income taxes, net of federal tax benefits	(1,207)	(353)	(336)
Stock compensation	64	42	22
Non-deductible interest expense	78	689	257
Mark to market adjustments	397	—	—
Nondeductible Expenses	279	2	4
PPP Loan	—	(368)	—
Foreign earnings taxed at different rates	157	—	—
Other	(8)	—	—
Valuation allowance	6,451	1,910	1,510

Tax Provision	$27	$4	$3

Schedule of Components of Deferred Tax Assets And Liabilities
Significant components of our deferred tax assets and liabilities are as follows (in thousands):

	Years Ended December 31,
	2022	2021
NOL carryforwards	$60,710	$7,931
Credits	195	—
Bad debt reserve	1,382	946
Inventory reserve	2,724	680
Warranty reserve	651	631
Revenue warranty	155	111
Interest expense carryover	3,445	170
Accrued compensation	678	687
Deferred revenue	195	639
ASC 842 leases	12	17
Assembled workforce	—	15
Fixed assets	328	—
Capitalized research and development	509	—
Other	2,837	28
Total	73,821	11,855
Valuation allowance	(63,737)	(11,348)

Net deferred tax assets	$10,084	$507

Deferred Tax Liabilities
Accounting method change	(18)	(38)
Capitalized software	(234)	(468)
Fixed assets	—	(1)
Intangibles	(9,084)	—
Convertible debt	(748)	—

Refundable and deferred income taxes	$—	$—

Schedule of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

Years Ended December 31,
	2022	2021
Unrecognized tax benefits as of beginning of year	$—	$—
Increases related to prior year tax positions	1,335	—
Increases related to current year tax positions	—	—
Decreases related to prior year tax positions	—	—
Unrecognized tax benefits as of end of year	—	—

	$1,335	$—